SUBSIDIARY PUBLIC ISSUERS - Schedule of Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of subsidiaries [line items]
Revenues	$ 1,692	$ 1,482	$ 3,272	$ 2,974
Net (loss) income	100	(88)	(8)	(158)
Brookfield Renewable
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net (loss) income	(54)	(70)	(147)	(126)
BRP Equity
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net (loss) income	0	0	0	0
Canadian Finco
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net (loss) income	3	0	5	0
Subsidiary Credit Supporters
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net (loss) income	(543)	(505)	(1,224)	(886)
Other Subsidiaries
Disclosure of subsidiaries [line items]
Revenues	1,692	1,482	3,272	2,974
Net (loss) income	355	216	553	399
Consolidating adjustments
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net (loss) income	$ 339	$ 271	$ 805	$ 455